Financial instruments - additional disclosures (Details 13) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Hypothetical increase decrease percentage in currency rate sensitivity	5.00%
Hypothetical 5% increase [member]
Statement [line items]
Currency exchange rate sensitivity impact against USD in the income statement	$ (8)	$ 3
Currency exchange rate sensitivity impact against USD in the equity	91	97
Hypothetical 5% decrease [member]
Statement [line items]
Currency exchange rate sensitivity impact against USD in the income statement	9	(3)
Currency exchange rate sensitivity impact against USD in the equity	$ (96)	$ (102)